Schedule of Revenues with Customers and Long-lived Assets Disaggregated by Geographical Area (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue, total	$ 9,605,264	$ 16,408,291	$ 58,351,650	$ 16,783,914
Long-lived assets, total	49,703,345		54,892,191	90,024,796
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue, total	812,880	1,520,266	4,799,084	671,519
Long-lived assets, total	7,980,134		8,271,360	48,081,926
Non-US [Member]
Disaggregation of Revenue [Line Items]
Revenue, total	8,792,384	$ 14,888,025	53,552,566	16,112,395
Long-lived assets, total	$ 41,723,211		$ 46,620,831	$ 41,942,870